                      Supplement Dated September 12, 2007
                                      To

                         Prospectus Dated May 1, 2007

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   This Supplement is to accompany the prospectus for the flexible premium variable universal life insurance policy issued by John Hancock Life Insurance Company (U.S.A.) entitled "Protection Variable Universal Life".

Replace the table, which appears under the section of the prospectus entitled "Surrender Charge" on p. 34 with the following:

           Policy Year                             Percentage Applied
           -----------                             ------------------
           1......................................        100%
           2......................................        100%
           3......................................        100%
           4......................................        100%
           5......................................        95 %
           6......................................        95 %
           7......................................        90 %
           8......................................        70 %
           9......................................        50 %
           10.....................................        30 %
           11+....................................        0  %

You should read this supplement together with the prospectus for the contract you purchase, and retain both for future reference.